Leases - Schedule of Balance Sheet Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
Total operating lease assets	¥ 1,672,051	¥ 1,857,766
Lease liabilities - current	324,496	365,999
Lease liabilities - non current	1,345,852	1,490,882
Total operating lease liabilities	1,670,348	1,856,881
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(125,228)	(75,137)
Property, plant and equipment, net	876,592	926,683
Finance lease liabilities - current	41,940	34,382
Finance lease liabilities - non current	777,697	777,697
Total finance lease liabilities	819,637	812,079
Land use rights, net [Member]
Operating Lease
Total operating lease assets	410,388	401,901
Right-of-use assets, net [Member]
Operating Lease
Total operating lease assets	¥ 1,261,663	¥ 1,455,865